Cover	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	HIGHLANDS REIT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55580
Entity Tax Identification Number	81-0862795
Entity Address, Address Line One	332 S Michigan Avenue
Entity Address, Address Line Two	Ninth Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	312
Local Phone Number	583-7990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001661458